Mar. 20, 2025
Redwood Managed Volatility Fund
SUMMARY SECTION – Redwood Managed Volatility Fund
Investment Objective
The investment objective of the Redwood Managed Volatility Fund (the “Fund”) seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Redwood Managed Volatility Fund - USD ($)	Class N	Class Y	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	none	none	none
Wire fee	$ 20	$ 20	$ 20
Overnight check delivery fee	25	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Redwood Managed Volatility Fund		Class N	Class Y	Class I
Management fees		1.25%	1.25%	1.25%
Distribution and service (Rule 12b-1) fees		0.25%	none	none
Other expenses	[1]	0.32%	0.32%	0.32%
Shareholder service fees		0.09%	0.09%	0.09%
Acquired fund fees and expenses	[2]	0.47%	0.47%	0.47%
Total annual fund operating expenses	[3],[4]	2.29%	2.04%	2.04%
[1]	“Other Expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	“Acquired fund fees and expenses” are the indirect costs of investing in other investment companies.
Acquired fund fees and expenses are estimated for the current fiscal year. Actual expenses may differ from estimates. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.92% and 1.67% of the average daily net assets of Class N and Class I shares of the Fund, respectively. This agreement is in effect for a period of two years from the date of the reorganization of the Predecessor Fund (defined below) and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. The Fund is expected to operate below the contractual fee waiver and/or expense reimbursement for the current fiscal year.
[4]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. In addition, the fees and expenses shown in the table above and in the Expense Example that follows include the Fund’s share of the fees and expenses of an affiliated fund in which the Fund invests. However, to avoid charging duplicative fees, the advisor voluntarily waives and/or reimburses the Fund’s management fee with respect to the amount of its net assets invested in such underlying affiliated fund. The amount of this waiver/reimbursement will fluctuate depending on the Fund’s daily allocations to the underlying affiliated fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Redwood Managed Volatility Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class N	232	715	1,225	2,626
Class Y	207	640	1,098	2,369
Class I	207	640	1,098	2,369

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2024, the portfolio turnover rate for the Predecessor Fund (defined below) was 39% of the average value of its portfolio.

Principal Investment Strategies

In pursuing its investment objective, the Fund uses a trend-following strategy that seeks to identify the critical turning points in the markets for high yield bonds (also known as “junk bonds”) and bank loans. The Fund’s advisor, Redwood Investment Management, LLC (“Redwood” or the “Advisor”), uses a quantitatively-driven process that seeks exposure to diversified high yield bonds, bank loans, and other fixed income securities with similar characteristics when it believes the high yield bond and bank loan markets are trending upwards, and exposure to short-term fixed income securities when it believes the high yield bond and bank loan markets are trending downwards. By tactically allocating the Fund’s investments, the Advisor seeks to reduce the Fund’s exposure to declines in the high yield bond and bank loan markets, and thereby limit downside volatility and downside loss in down-trending markets.

The Fund’s exposure to these asset classes is achieved through investments in derivative instruments such as total return swaps, which may include swaps on either individual or baskets of underlying diversified high yield bond exchange-traded funds (“ETFs”), bank loan funds, multi-sector bond funds and other fixed income funds, and credit default swaps. A swap is a two-party contract that generally obligates the parties to exchange payments based upon a specified reference security, index or index component.

A total return swap is a contract that exchanges a set rate for the total return of an underlying security or index. The payer owns the underlying asset, also called the reference asset, and agrees to pay the receiver the total return on the asset, including its market appreciation and coupons, while the receiver agrees to pay a set rate, which could be fixed or variable. If the reference asset depreciates, the receiver pays the depreciation to the payer because the payer has transferred default risk, credit deterioration risk and market risk to the receiver. The Fund’s exposure to the different asset classes may be achieved through investments in total return swaps the reference assets of which will usually be mutual funds or ETFs that are determined by the Advisor to be representative of the various fixed income assets described above.

A credit default swap is a contract that enables an investor to buy or sell protection against a pre-determined issuer credit event. One party, acting as a “protection buyer,” makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers payment or other factors. As a credit protection seller in a credit default swap, the Fund would be required to make specific payments to the credit protection buyer if a negative credit event occurs with respect to a specified issuer, such as a failure to pay interest or principal on a reference debt obligation. In return for its obligation, the Fund would receive from the credit protection buyer a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the swap, provided that no negative credit event has occurred. If no negative credit event occurs, the Fund would keep the stream of payments, and would have no payment obligations to the credit protection buyer. The Fund may sell credit protection in order to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities. As the credit protection seller, the Fund would be subject to investment exposure on the notional amount of the swap (i.e., the agreed upon basis for calculating the payments that the parties have agreed to exchange). A credit protection seller may have to pay out amounts following a negative credit event greater than the value of the reference obligation delivered to it by its counterparty and the amount of periodic payments previously received by it from the counterparty, resulting in a loss of value to the Fund.

The Fund may also enter into credit default swaps as a credit protection buyer in order to hedge against the risk of default on the debt of a particular issuer or basket of issuers, or to attempt to profit from a deterioration or perceived deterioration in the creditworthiness of the particular issuer(s). A credit protection buyer may lose its investment and recover nothing should a negative credit event not occur. The purchase of credit default swaps involves costs, which will reduce the Fund’s return. In certain circumstances, credit default swaps could be used to assist in managing the duration of the Fund. Duration is a measure used to determine the interest rate risk of a portfolio of fixed income securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.

The derivative instruments in which the Fund invests may obtain their investment exposure from underlying securities of any maturity or quality, including securities rated below investment grade (“junk bonds”). The Fund may also gain exposure to the high yield bond and bank loan markets (both public and private debt) through direct investments in bonds or through investments in investment companies, including open-end mutual funds, ETFs, closed-end funds, including tender offer and interval funds and business development companies, and real estate investment trusts (“REITs”). The investment companies in which the Fund invests may invest in securities of any maturity or quality, including securities rated below investment grade. The bonds in which the Fund may directly invest may be of any maturity or quality, including securities rated below investment grade.

The Fund may gain exposure to foreign (non-U.S.) securities, including emerging market securities, to the extent the Fund invests in derivatives of other investment companies that hold securities of foreign (non-U.S.) issuers. The Advisor considers “emerging markets” to be those countries that are considered to be emerging market or developing countries by the World Bank or the International Financial Corporation, or that are included in any of the Morgan Stanley

Capital International (MSCI) emerging market indices. The short-term fixed-income securities in which the Fund invests may include corporate bonds and other corporate debt securities, asset-backed securities, securities issued by the U.S. government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and other interest-bearing instruments or any derivative instrument meant to track the return of any such instrument, and cash. The Fund may also invest in money market funds or other investment companies whose assets are comprised primarily of short-term fixed income securities. The Fund may invest in short-term fixed income strategies of any maturity and credit quality, including securities rated below investment grade. The Fund may invest in affiliated and unaffiliated registered investment companies.

The Advisor employs a total return and downside volatility management investment approach, which seeks to reduce exposure to losses in the markets while capturing gains during up-trends in these markets. However, the Fund’s downside volatility may be higher than the general global equity, fixed income, currency and commodity markets over short-term periods.

The Fund has the ability under the Investment Company Act of 1940, as amended (the “1940 Act”), to leverage its portfolio by borrowing money from a bank in the amount of up to one-third of the Fund’s assets (which includes the borrowed amount). The Fund may borrow money to enter into swaps that may leverage the Fund’s portfolio to a significant degree. In addition, the Fund may engage in active and frequent trading.

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Redwood Managed Volatility Fund, a series of Two Roads Shared Trust (the “Predecessor Fund”), from year to year for Class Y Shares and by showing how the average annual total returns of each class of the Predecessor Fund compare with the average annual total returns of the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, which has been included as the Fund’s primary index to satisfy an amended regulatory requirement. The Predecessor Fund’s performance is also compared with the returns of the ICE BofA US Treasuries 3-5 Years Index, which the Advisor believes is a better performance benchmark for comparison to the Predecessor Fund’s performance in light of the Fund’s and the Predecessor Fund’s investment strategies. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website www.redwoodmutualfunds.com/, or by calling the Fund at 1-888-988-9882.

The Fund will acquire all of the assets and liabilities of the Predecessor Fund in the reorganization of the Predecessor Fund, which is expected to occur during the second quarter of 2025. As a result of the reorganization, the Fund will adopt the accounting and performance history of the Predecessor Fund. Performance results shown in the bar chart and performance table below for the periods prior to the reorganization, reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

Annual Total Return (before taxes) for Predecessor Fund Class Y Shares For each calendar year at NAV

Predecessor Fund Class Y Shares
Highest Calendar Quarter Return at NAV	5.20%	Quarter Ended 6/30/2016
Lowest Calendar Quarter Return at NAV	(6.89)%	Quarter Ended 6/30/2022

Average Annual Total Returns (for the periods ended December 31, 2024)
Average Annual Returns - Redwood Managed Volatility Fund	Label	1 Year		5 Years		10 Years
Class Y	Class Y Shares – Return Before Taxes	6.90%		(1.03%)		1.53%
Class Y | Return After Taxes on Distributions	Class Y Shares – Return After Taxes on Distributions	4.45%	[1]	(2.95%)	[1]	(0.20%)	[1]
Class Y | After Taxes on Distributions and Sale of Fund Shares	Class Y Shares – Return After Taxes on Distributions and Sale of Fund Shares	4.05%	[1]	(1.56%)	[1]	0.44%	[1]
Class I	Class I Shares – Return Before Taxes	6.63%		(1.17%)		1.42%
Class N	Class N Shares – Return Before Taxes	6.45%		(1.40%)		1.17%
Bloomberg U.S. Aggregate Bond Index2 (reflects no deduction for fees, expenses or taxes)	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	[2]	(0.33%)	[2]	1.35%	[2]
ICE BofA US Treasuries 3-5 Year Index3 (reflects no deduction for fees, expenses or taxes)	ICE BofA US Treasuries 3-5 Year Index (reflects no deduction for fees, expenses or taxes)	2.42%	[3]	0.48%	[3]	1.29%	[3]
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Y shares only and after-tax returns for classes other than Class Y shares will vary from returns shown for Class Y shares.
[2]	The Bloomberg U.S. Aggregate Bond Index is a broad-based index that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and collateralized commercial mortgage-backed securities. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[3]	The ICE BofA Us Treasuries 3-5 Year Index is an unmanaged index which includes U.S. Treasury securities with maturities of 3 to 4.99 years. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.